Critical Judgments and Accounting Estimates	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Critical Judgments and Accounting Estimates
CRITICAL JUDGMENTS AND ACCOUNTING ESTIMATES
Timely preparation of the financial statements in conformity with IFRS as issued by the International Accounting Standards Board requires that management make estimates and assumptions and use judgments that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, actual results may differ from estimated amounts as future confirming events occur. The effect of these estimates, assumptions and the use of judgments are explained throughout the notes to the Consolidated Financial Statements. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.
The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities are discussed below.
Recoverability of asset carrying values
The recoverability of development and production asset carrying values are assessed at the CGU level. Determination of what constitutes a CGU is subject to management judgment of the lowest level at which there are identifiable cash inflows that are largely independent of the cash inflows of other groups of assets or properties. The factors used by TransGlobe to determine CGUs may vary by country due to unique operating and geographic circumstances in each country. In general, TransGlobe assesses the following factors in determining whether a group of assets generate largely independent cash inflows:

•	geographic proximity of the assets within a group to one another;

•	geographic proximity of the group of assets to other groups of assets; and

•	homogeneity of the production from the group of assets and the sharing of infrastructure used to process and/or transport production.
In Egypt, each production sharing concession ("PSC") is considered a separate CGU. In Canada, CGUs are determined by regional geography. The asset composition of a CGU can directly impact the recoverability of the assets included therein. In assessing the recoverability of the Company's petroleum properties, each CGU's carrying value is compared to its recoverable amount, defined as the greater of its fair value less costs to sell and value-in-use. As at December 31, 2017 and December 31, 2016, the recoverable amounts of the Company's CGUs were estimated as their fair value less costs to sell based on the net present value of the after-tax cash flows from the oil and natural gas reserves of each CGU based on reserves estimated by the Company's independent reserve evaluator.
Key input estimates used in the determination of cash flows from oil and natural gas reserves include the following:

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Reserves - There are numerous uncertainties inherent in estimating oil and gas reserves. An external reserve engineering report which incorporates a full evaluation of reserves is prepared on an annual basis with internal reserve updates completed at each quarterly period. Estimating reserves is highly complex, requiring many judgments including forward price estimates, production costs, and recovery rates based on available geological, geophysical, engineering and economic data. Changes in these judgments may have a material impact on the estimated reserves. These estimates may change, resulting in either negative or positive impacts to net earnings as further information becomes available and as the economic environment changes.

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Commodity prices - Forward price estimates of crude oil and natural gas prices are incorporated into the determination of expected future net cash flows. Commodity prices have fluctuated significantly in recent years due to global and regional factors including supply and demand fundamentals, inventory levels, foreign exchange rates, economic, and geopolitical factors.

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Discount rate - The discount rate used to determine the net present value of future cash flows is based on the Company's estimated weighted average cost of capital. Changes in the economic environment could change the Company's weighted average cost of capital.

Impairment tests were carried out at December 31, 2017 and were based on fair value less costs to sell calculations, using a discount rate of 10% for Canada and 15% for Egypt on future after-tax cash flows and the following forward commodity price estimates:

	Egypt[1]	Canada[1]
	Oil	Oil	Gas	Condensate	Butane	Propane	Ethane
Year	$US/Bbl	$US/Bbl	$US/Mcf	$US/Bbl	$US/Bbl	$US/Bbl	$US/Bbl
2018	53.76	54.30	1.63	58.80	38.07	31.88	4.53
2019	51.92	54.27	1.91	57.41	34.37	28.83	5.46
2020	51.41	54.98	2.21	57.81	34.70	28.70	6.45
2021	54.28	57.69	2.52	60.81	36.53	29.17	7.50
2022	57.16	60.65	2.75	63.65	38.36	29.71	8.23
Thereafter (%)[2]	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
1 GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective December 31, 2017.
[2] Percentage change represents the increase in each year after 2022 to the end of the reserve life.

Depletion of petroleum properties
Reserves and resources are used in the units of production calculation for depletion, depreciation and amortization. Depletion of petroleum properties is calculated based on total Proved plus Probable reserves as well as estimated future development costs associated with these reserves as determined by the Company's independent reserve evaluator. See above for discussion of estimates and judgments involved in reserve estimation.
Income taxes
Related assets and liabilities are recognized for the estimated tax consequences between amounts included in the financial statements and their tax base using substantively enacted future income tax rates. Timing of future revenue streams and future capital spending changes can affect the timing of any temporary differences, and accordingly affect the amount of the deferred tax asset or liability calculated at a point in time. Tax interpretations, regulations, and legislation in the various jurisdictions in which TransGlobe and its subsidiaries operate are subject to change and interpretation. Such changes can affect the timing of the reversal of temporary tax differences, the tax rates in effect when such differences reverse and TransGlobe's ability to use tax losses and other tax pools in the future. The Company’s income tax filings are subject to audit by taxation authorities in different jurisdictions and the results of such audits may increase or decrease the tax liability. The determination of current and deferred tax amounts recognized in the consolidated financial statements are based on management’s assessment of the tax positions, which includes consideration of their technical merits, communications with tax authorities and management’s view of the most likely outcome. These differences could materially impact earnings.

Business combinations

Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of property, plant, and equipment, and exploration and evaluation assets acquired generally require the most judgment and include estimates of reserves acquired, forecast benchmark commodity prices, and discount rates. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities in the purchase price allocation, and any resulting gain or goodwill. Future net earnings can be affected as a result of changes in future depletion, depreciation and accretion, and asset impairments.
Financial instruments
The fair values of financial instruments are estimated based upon market and third party inputs. These estimates are subject to change with fluctuations in commodity prices, interest rates, foreign currency exchange rates and estimates of non-performance risk.
Share-based payments
The fair value estimates of equity-settled and cash-settled share-based payment awards depend on certain assumptions including share price volatility, risk free interest rate, the term of the awards, and the forfeiture rate which, by their nature, are subject to measurement uncertainty.
Asset retirement obligations
The provision for site restoration and abandonment in Canada is based on current legal and constructive requirements, technology, price levels and expected plans for remediation. Actual costs and cash outflows can differ from estimates because of changes in laws and regulations, public expectations, market conditions, discovery and analysis of site conditions and changes in technology.
Recoverability of accounts receivable
The recoverability of accounts receivable due from the Egyptian General Petroleum Company ("EGPC") is assessed to determine the carrying value of accounts receivable on the Company's Consolidated Balance Sheets. Management judgment is required in performing the recoverability assessment. No material credit losses have been experienced to date, and the Company expects to collect the accounts receivable balance in full.